Discontinued operations (Tables) (Beijing Huanxiang Zongheng Chinese Literature Website Co., Ltd. (PW Literature))	12 Months Ended
Dec. 31, 2014
Beijing Huanxiang Zongheng Chinese Literature Website Co., Ltd. (PW Literature)
Discontinued Operations disclosures
Schedule of revenues and (loss) / income from the discontinued operations

	For the years ended December 31,
	2012	2013
	RMB	RMB
Revenues	27,783,299	44,255,398

	For the years ended December 31,
	2012	2013
	RMB	RMB
Loss from discontinued operations, net of nil tax	(30,214,733)	(44,322,061)
Gain from disposal of discontinued operations, net of nil tax	—	166,288,268

(Loss) / income from discontinued operations, net of tax	(30,214,733)	121,966,207

Schedule of disposal group carrying amounts of the major classes of assets and liabilities

December 31, 2013
RMB
Cash and cash equivalents	14,135,057
Accounts receivable, net	4,674,630
Prepayments and other assets	2,183,108
Other non current assets	2,989,932

Total assets	23,982,727

Received in advance	2,219,499
Salary and welfare payable	2,976,912
Payable to Perfect World	120,000,000
Other current liabilities	3,416,741

Total liabilities	128,613,152